PREPAYMENTS, RECEIVABLES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2022
PREPAYMENTS, RECEIVABLES AND OTHER ASSETS
PREPAYMENTS, RECEIVABLES AND OTHER ASSETS

5. PREPAYMENTS, RECEIVABLES AND OTHER ASSETS

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Current:
Advances to suppliers	388,319	618,694
Deposits paid to real estate developers (i)	558,286	530,308
Prepaid rental and other deposits	748,516	1,243,443
Staff advances	104,615	68,035
Receivables from escrow account	10,672	34,118
Interest receivables	39,156	11,035
VAT‑input deductible	762,927	660,104
Prepaid income tax	138,716	108,972
Inventories	19,035	127,558
Capitalized costs of obtaining contracts	—	155,636
Others	359,708	499,940
Total	3,129,950	4,057,843

Non‑current:
Deferred tax assets (Note 18)	1,060,131	856,958
Others	121,290	175,293
Total	1,181,421	1,032,251
(i)	Deposits paid to real estate developers

Deposits paid to real estate developers refer to the earnest deposits paid by the Group to developers for new home transaction service contracts.